Financial Instruments (Details 1) - Significant Observable Inputs (Level 2) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	$ 3,285,000	$ 2,659,000
Liabilities	(5,646,000)	(29,365,000)
Nondesignated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	140,960,000	91,349,000
Liabilities	(123,111,000)	(95,199,000)
Foreign Exchange Contract Current [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	3,114,000	2,659,000
Liabilities	(2,921,000)	(24,509,000)
Foreign Exchange Contract Current [Member] | Nondesignated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	23,908,000	25,582,000
Liabilities	(7,056,000)	(29,295,000)
Interest Rate Contract Current Dollar [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Liabilities	(1,637,000)
Foreign Exchange Contract Non Current [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	171,000
Liabilities	(127,000)	(77,000)
Foreign Exchange Contract Non Current [Member] | Nondesignated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	1,062,000
Liabilities	(65,000)	(137,000)
Interest Rate Contract Non Current Dollar [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Liabilities	(961,000)	(4,779,000)
embedded derivative | Nondesignated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Liabilities	(115,990,000)	(65,767,000)
Bond option | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	$ 115,990,000
Bond option | Nondesignated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets		$ 65,767,000